CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Fixed rate time deposits with maturities greater than three months	$ 35,746	222,701